PENSION AND OTHER POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2022
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
PENSION AND OTHER POST-EMPLOYMENT BENEFITS

29.  PENSION AND OTHER POST-EMPLOYMENT BENEFITS

The details of pension and other post-employment benefit liabilities are as follows:

	Notes	2021	2022
Pension benefit and other post-employment benefit obligations
Pension benefit
The Company - funded	29a.i.a
Defined pension benefit obligation	29a.i.a.i	4,891	4,234
Additional pension benefit obligation	29a.i.a.ii	—	44
The Company - unfunded	29a.i.b	613	522
Telkomsel	29a.ii	4,188	4,275
Others		3	—
Projected pension benefit obligations		9,695	9,075
Net periodic post-employment health care benefit	29b	638	—
Other post-employment benefit	29c	300	268
Long service employee benefit	29d	4	1
Obligation under the Labor Law	29e	926	928
Total		11,563	10,272

The details of net pension benefit expense recognized in the consolidated statements of profit or loss and other comprehensive income is as follows:

	Notes	2020	2021	2022
Pension benefit cost
The Company - funded	29a.i.a
Defined pension benefit obligation	29a.i.a.i	545	732	577
Additional pension benefit obligation	29a.i.a.ii	—	—	37
The Company - unfunded	29a.i.b	117	74	58
Telkomsel	29a.ii	142	331	596
Total periodic pension benefit cost		804	1,137	1,268
Net periodic post-employment health care benefit cost	25,29b	253	263	213
Other post-employment benefit cost	25,29c	81	23	25
Long service employee benefit cost	25,29d	53	3	1
Obligation under the Labor Law	25,29e	258	254	78
Total		1,449	1,680	1,585

The amounts recognized in OCI are as follows:

	Notes	2020	2021	2022
Defined benefit plan actuarial gain (loss)
The Company - funded	29a.i.a
Defined pension benefit obligation	29a.i.a.i	(2,942)	1,123	467
Additional pension benefit obligation	29a.i.a.ii	—	0	(7)
The Company - unfunded	29a.i.b	89	82	55
Telkomsel	29a.ii	(1,554)	(110)	218
Others		0	(3)	1
Post-employment health care benefit cost	29b	(158)	1,032	851
Other post-employment benefit	29c	(15)	2	14
Obligation under the Labor Law	29e	125	42	13
Sub-total		(4,455)	2,168	1,612
Deferred tax effect at the applicable tax rates	28h	859	(213)	(148)
Defined benefit plan acturial gain (loss) - net of tax		(3,596)	1,955	1,464

The following table presents the changes in projected pension benefit obligations, changes in pension benefit plan assets, funded status of the pension plan, and net amount recognized in the consolidated statements of financial position as of December 31, 2021 and 2022, under the defined benefit pension plan:

	Funded				Post-employment
	Defined pension benefit obligation				health care benefit
	The Company		Telkomsel		The Company
					Projected
	Projected		Projected		post-employment	Post-employment
	pension	Pension	pension	Pension	health care	health care
	benefit	benefit	benefit	benefit	benefit	benefit
	obligations	plan assets	obligations	plan assets	obligation	plan assets	Total
Balance, January 1, 2021	25,103	(19,546)	4,651	(799)	14,443	(13,036)	10,816
Service costs	269	—	84	—	—	—	353
Interest costs (income)	1,577	(1,223)	299	(52)	955	(860)	696
Plan administration cost	—	60	—	—	—	168	228
Additional welfare benefits	80	—	—	—	—	—	80
Cost recognized in the consolidated statement of profit or loss	1,926	(1,163)	383	(52)	955	(692)	1,357

Actuarial (gain) loss on:
Experience adjustments	(340)	—	324	—	(105)	—	(121)
Changes in demographic assumptions	(1,122)	—	—	—	—	—	(1,122)
Changes in financial assumptions	—	—	(233)	—	(1,289)	—	(1,522)
Return on plan assets
(excluding amount included in
net interest expense)	—	339	—	19	—	362	720
Cost recognized in
OCI	(1,462)	339	91	19	(1,394)	362	(2,045)

Employer’s contributions	—	(226)	—	—	—	—	(226)
Pension plan participants’ contributions	21	(21)	—	—	—	—	—
Benefits paid from plan assets	(1,670)	1,670	—	—	(588)	588	—
Benefits paid by employer	(80)	—	(105)	—	—	—	(185)
Balance, December 31, 2021	23,838	(18,947)	5,020	(832)	13,416	(12,778)	9,717
Projected pension benefit
obligation at end of year	4,891		4,188		638		9,717

The following table presents the changes in projected pension benefit obligations, changes in pension benefit plan assets, funded status of the pension plan, and net amount recognized in the consolidated statements of financial position as of December 31, 2021 and 2022, under the defined benefit pension plan (continued):

	Funded				Post-employment
	Defined pension benefit obligation				health care benefit
	The Company		Telkomsel		The Company
					Projected
	Projected		Projected		post-employment	Post-employment
	pension	Pension	pension	Pension	health care	health care
	benefit	benefit	benefit	benefit	benefit	benefit
	obligations	plan assets	obligations	plan assets	obligation	plan assets	Total
Balance, January 1, 2022	23,838	(18,947)	5,020	(832)	13,416	(12,778)	9,717

Service costs	178	—	326	—	—	—	504
Interest costs (income)	1,635	(1,347)	328	(58)	982	(933)	607
Plan administration cost	—	63	—	—	—	164	227
Additional welfare benefits	65	—	—	—	—	—	65
Cost recognized in the consolidated statement of profit or loss	1,878	(1,284)	654	(58)	982	(769)	1,403

Actuarial (gain) loss on:
Experience adjustments	(737)	—	(1)	—	(730)	—	(1,468)
Changes in demographic assumptions	—	—	(1)	—	—	—	(1)
Changes in financial assumptions	(30)	—	(67)	—	(136)	—	(233)
Return on plan assets
(excluding amount included in
net interest expense)	—	300	(186)	37	—	(69)	82
Changes in asset ceiling	—	—	—	—	—	84	84
Cost recognized in
OCI	(767)	300	(255)	37	(866)	15	(1,536)

Employer’s contributions	—	(719)	—	—	—	—	(719)
Pension plan participants’ contributions	19	(19)	—	—	—	—	—
Benefits paid from plan assets	(1,767)	1,767	(291)	—	—	—	(291)
Benefits paid by employer	(65)	—	—	—	(654)	654	(65)
Balance, December 31, 2022	23,136	(18,902)	5,128	(853)	12,878	(12,878)	8,509
Projected pension benefit
obligation at end of year	4,234		4,275		—		8,509

The following table presents the changes in projected pension benefit obligations, changes in pension benefit plan assets, funded status of the pension plan, and net amount recognized in the consolidated statements of financial position as of December 31, 2020, 2021 and 2022, under the defined benefit pension plan:

					The Company
	The Company				and its subsidiaries
			Other
		Additional	post-employment	Long service	Obligations
		pension benefit	benefit	employee	under
	Unfunded	obligations	obligations	benefit	the labor law	Total
Balance, January 1, 2020	1,479	—	366	—	690	2,535

Service costs	28	—	4	53	258	343
Interest costs	89	—	19	—	—	108
Pas service cost	—	—	58	—	—	58
Cost recognized in the consolidated statement of profit or loss	117	—	81	53	258	509

Fair value of pension plan assets at beginning of year	—	—	—	—	—	—
Changes in asset ceiling	—	—	—	—	—	—
Actuarial (gain) loss recognized in OCI	(89)	—	15	(52)	125	(1)
Benefits paid by employer	(545)	—	(95)	—	(296)	(936)
Balance, December 31, 2020	962	—	367	1	777	2,107

The following table presents the changes in projected pension benefit obligations, changes in pension benefit plan assets, funded status of the pension plan, and net amount recognized in the consolidated statements of financial position as of December 31, 2020, 2021 and 2022, under the defined benefit pension plan (continued):

					The Company
	The Company				and its subsidiaries
			Other
		Additional	post-employment	Long service	Obligations
		pension benefit	benefit	employee	under
	Unfunded	obligations	obligations	benefit	the labor law	Total
Balance, January 1, 2021	962	—	367	1	777	2,107

Service costs	25	—	7	3	254	289
Interest costs	49	—	16	—	—	65
Cost recognized in the consolidated statement of profit or loss	74	—	23	3	254	354

Fair value of pension plan assets at
beginning of year	—	6	—	—	—	6
Changes in asset ceiling	—	(6)	—	—	—	(6)
Actuarial gain recognized in OCI	(82)	—	(2)	—	(42)	(126)
Benefits paid by employer	(341)	—	(88)	—	(63)	(492)
Balance, December 31, 2021	613	—	300	4	926	1,843

					The Company
	The Company				and its subsidiaries
			Other
		Additional	post-employment	Long service	Obligations
		pension benefit	benefit	employee	under
	Unfunded	obligations	obligations	benefit	the labor law	Total
Balance, January 1, 2022	613	—	300	4	926	1,843

Service costs	24	37	8	1	78	148
Interest costs	34	—	17	—	—	51
Cost recognized in the consolidated statement of profit or loss	58	37	25	1	78	199

Actuarial (gain) loss recognized in OCI	(55)	7	(14)	—	(13)	(75)
Benefits paid by employer	(94)	—	(43)	(4)	(63)	(204)
Balance, December 31, 2022	522	44	268	1	928	1,763

a.    Pension benefit cost

i.    The Company

(a)  Funded pension plan

(i)   Defined pension benefit obligation

The Company sponsors a defined benefit pension plan for employees with permanent status prior to July 1, 2002. The plan is governed by the pension laws in Indonesia and managed by Telkom Pension Fund (“Dana Pensiun Telkom” or “Dapen”). Pension Fund Management in accordance with the Pension Fund and Investment Directives Regulations determined by the Founder is carried out by the Board of Management. The Board of Management is monitored by the Oversight Board consisting of representatives of the Company and participants.

The pension benefits are paid based on the participating employees’ latest basic salary at retirement and the number of years of their service. The participating employees contribute 18% (before March 2003: 8.4%) of their basic salaries to the pension fund. The Company made contributions to the pension fund amounted to Rp226 billion and Rp719 billion, for the years ended December 31, 2021 and 2022, respectively.

Risks exposed to defined benefit programs are risks such as asset volatility and changes in bond yields. The project liabilities are calculated using a discount rate that refers to the level of government bond yields, if the return on program assets is lower, it will result in a program deficit. A decrease in the yield of government bonds will increase the program liabilities, although this will be offset in part by an increase in the value of the program bonds held. The Company ensures that the investment position is set within the framework of asset-liability matching ("ALM") that has been formed to achieve long-term results that are in line with the liabilities in the defined benefit pension plan. Within the ALM framework, the Company's objective is to adjust its pension assets and liabilities by investing in a well diversified portfolio to produce an optimal rate of return, taking into account the level of risk. Investment in the program has been well diversified, so that one investment's poor performance will not have a material impact on all asset groups.

As of December 31, 2021 and 2022, plan assets consist of:

	2021		2022
	Quoted in		Quoted in
	active market	Unquoted	active market	Unquoted
Cash and cash equivalents	762	—	1,320	—
Equity instruments*:
Financials	1,571	—	1,638	—
Consumer non-cyclicals	558	—	505	—
Basic material	300	—	271	—
Infrastructures	838	—	639	—
Energy	118	—	141	—
Technology	43	—	89	—
Industrials*	421	—	315	—
Consumer cyclicals	112	—	115	—
Properties and real estate	143	—	98	—
Healthcare	202	—	208	—
Transportation and logistic	16	—	8	—
Equity-based mutual fund	321	—	410	—
Fixed income instruments:
Corporate bonds	—	4,558	—	3,117
Government bonds	7,736	—	7,884	—
Fixed income mutual funds	161	—	—	122
Midterm notes	—	—	—	100
Asset-backed securities	—	—	—	30
Sukuk	—	—	—	1,090
Non-public equity:
Direct placement	—	355	—	368
Property	—	186	—	187
Others	—	545	—	247
Total	13,302	5,644	13,641	5,261

*Since January 25, 2021, the Jakarta Stock Industrial Classification (JASICA) has been officially replaced by the IDX Industrial Classification (IDX - IC)

Pension plan assets include Series B shares issued by the Company with fair values totalling Rp409 billion and Rp336 billion, representing 2.16% and 1.78% of total plan assets as of December 31, 2021 and 2022, respectively, and bonds issued by the Company with fair value totalling Rp356 billion and Rp348 billion, representing 1.88% and 1.84% of total plan assets as of December 31, 2021 and 2022, respectively.

The expected return is determined based on market expectation for returns over the entire life of the obligation by considering the portfolio mix of the plan assets. The actual return on plan assets was Rp822 billion and Rp984 billion for the years ended December 31, 2021 and 2022, respectively. Based on the Company’s policy issued on January 14, 2014 regarding Dapen’s Funding Policy, the Company will not contribute to Dapen when Dapen’s Funding Sufficiency Ratio ("FSR") is above 105%. Based on Dapen’s financial statement as of December 31, 2022, Dapen's FSR is below 105%. Therefore, the Company will contribute to the defined benefit pension plan in 2022.

Based on the Company regulations issued on September 30, 2022, regarding the Pension Fund Regulations from the Telkom Pension Fund, the Company stipulates that retirees who quit other than because of Disciplinary Punishment, Early Retirement, and at their own request and receive Pension Benefits of less than Rp1 million per month are given increase in monthly Pension Benefits to Rp1 million. In 2021 and 2022, the Company provided employee welfare benefit to pensioners and pension beneficiaries who entered their retirement period before June 30, 2002 amounting to Rp80 billion and Rp65 billion, respectively.

The actuarial valuation for the defined benefit pension plan was performed based on the measurement date as of December 31, 2020 and 2021, with reports dated April 8, 2021 and March 24, 2022, respectively, by KKA Santhi Devi and Ardianto Handoyo and, an independent actuary in association with Willis Towers Watson (“WTW”) and as of December 31, 2022 with report dated March 18, 2023 by KKA I Gde Eka Sarmaja, FSAI and Partner. The principal actuarial assumptions used by the independent actuary as of December 31, 2020, 2021 and 2022 are as follows:

	2020	2021	2022
Discount rate	6.50%	7.00%	7.25%
Rate of compensation increases	8.00%	8.00%	8.00%
Indonesian mortality table	2019	2019	2019

(ii)    Additional pension benefit obligation

Based on the Company Regulations issued on September 30, 2022, regarding the Regulations on Pension Funds from Telkom Pension Funds, the Company organizes a Defined Contribution Other Benefit Program (“PMLIP”) in the form of Additional Benefits. PMLIP participants are entitled to receive Periodic Pension Benefits every month in accordance with the provisions in the Pension Fund Regulations. Additional Benefit Funds are sourced from Employer Additional Benefit contributions and provision for investment development proceeds if the FSR is achieved above 102% and the rate of Return On Investment (“ROI”) is above the actuarial interest rate for funding. The employer's additional benefit contribution for each PMLIP participant is set at Rp120 thousand for a 12-month contribution period which is calculated proportionally according to the amount received.

The actuarial valuation for additional pension benefit was performed based on the measurement date as of December 31, 2020 and 2021, with reports dated April 8, 2021 and March 24, 2022, respectively, by KKA Santhi Devi and Ardianto Handoyo and, an independent actuary in association with WTW, and as of December 31, 2022 with report dated March 18, 2023 by KKA I Gde Eka Sarmaja, FSAI and Partner. The principal actuarial assumptions used by the independent actuary as of December 31, 2020, 2021 and 2022 are as follows:

	2020	2021	2022
Discount rate	8.00%	7.00%	7.25%
Indonesian mortality table	2019	2019	2019

Additional pension benefit obligation have been set aside since 2018 according to the approval by the Oversight Board. As of December 31, 2022, the additional pension benefit obligation have been fully paid to the pension recipients and no additional obligations have been set aside because the requirements for recognizing additional benefits as mentioned above have not been fulfilled.

(b)    Unfunded pension plan

The Company sponsors unfunded defined benefit pension plans and a defined contribution pension plan for its employees. The defined contribution pension plan is provided to employees with permanent status hired on or after July 1, 2002. The plan is managed by Financial Institutions Pension Fund (Dana Pensiun Lembaga Keuangan or “DPLK”). The Company’s contribution to DPLK is determined based on a certain percentage of the participants’ salaries and amounted to Rp44 billion and Rp48 billion for the years ended December 31, 2021 and 2022, respectively.

Since 2007, the Company has provided pension benefit based on uniformization for both participants prior to and from April 20, 1992 effective for employees retiring beginning February 1, 2009. In 2010, the Company replaced the uniformization with Manfaat Pensiun Sekaligus (“MPS”). MPS is given to those employees reaching retirement age, upon death or upon becoming disabled starting from February 1, 2009.

The Company also provides benefits to employees during a pre-retirement period in which they are inactive for 6 months prior to their normal retirement age of 56 years, known as pre-retirement benefits (Masa Persiapan Pensiun or “MPP”). During the pre-retirement period, the employees still receive benefits provided to active employees, which include, but are not limited to, regular salary, health care, annual leave, bonus and other benefits. Since April 1, 2012, the employee is required to file a request for MPP and if the employee does not file the request, such employee is required to work until the retirement date.

The actuarial valuation for the defined benefit pension plan was performed based on the measurement date as of December 31, 2020 and 2021, with reports dated April 8, 2021 and March 24, 2022, respectively, by KKA Santhi Devi and Ardianto Handoyo and, an independent actuary in association with WTW, and as of December 31, 2022 with report dated March 8, 2023 by KKA I Gde Eka Sarmaja, FSAI and Partner.  The principal actuarial assumptions used by the independent actuary as of December 31, 2020, 2021 and 2022 are as follows:

	2020	2021	2022
Discount rate	5.25% - 6.50%	5.75% - 7.00%	7.00% - 7.25%
Rate of compensation increases	6.10% - 8.00%	6.10% - 8.00%	6.10% - 8.00%
Indonesian mortality table	2019	2019	2019

ii.    Telkomsel

Telkomsel provides a defined benefit pension plan to its employees. Under this plan, employees are entitled to pension benefits determined based on their latest basic salary or take-home pay (exclusive of functional allowances) and number of service years. The plan is managed by PT Asuransi Jiwasraya (Persero) (“Jiwasraya”), a state-owned life insurance company, through an annuity insurance contract. Until 2004, employees contributed 5% of their monthly salaries to the plan, while Telkomsel contributed the remaining part required under the plan. Beginning in 2005, Telkomsel has been taking the responsibility for the full amount of the contributions.

On April 23, 2021, Telkomsel and Jiwasraya agreed to terminate the insurance program contract (as mentioned above) and entered into restructuring agreement. The agreement replaced the benefit plan from annuities to lumpsum benefit. Based on this agreement, both parties agreed to determine the Cash Value ("CV”) at the termination date which divided into CV for active participant and passive participant amounting to Rp857 billion and Rp73 billion, respectively. There was a 5%

cut from CV for active participant, hence the 95% of Rp857 billion (or equal to Rp814 billion) plus Rp73 billion will be the amount that subsequently taken over by IFG Life when the agreement with IFG Life become effective and accordingly, the restructuring agreement will be terminated. On December 31, 2022, the CV of active participant amounted to Rp853 billion.

The actuarial valuation for the defined benefit pension plan was performed based on the measurement date as of December 31, 2020 and 2021 with reports dated, March 3, 2021 and March 24, 2022, respectively, by KKA Santhi Devi and Ardianto Handoyo, an independent actuary in association with WTW, and as of December 31, 2022 with report dated February 28, 2023 by KKA Halim and Partner, an independent actuary in association with Milliman. The principal actuarial assumptions used by the independent actuary as of December 31, 2020, 2021 and 2022, are as follows:

	2020	2021	2022
Discount rate	6.50%	7.00%	7.15%
Rate of compensation increases	8.00%	8.00%	8.00%
Indonesian mortality table	2019	2019	2019

b.   Post-employment health care benefit cost

The Company provides post-employment health care benefits to all of its employees hired before November 1, 1995 who have worked for the Company for 20 years or more when they retire, and to their eligible dependents. The requirement to work for 20 years does not apply to employees who retired prior to June 3, 1995. The employees hired by the Company starting from November 1, 1995 are no longer entitled to this plan. The plan is managed by Yayasan Kesehatan Telkom (“Yakes Telkom”).

The defined contribution post-employment health care benefit plan is provided to employees with permanent status hired on or after November 1, 1995 or employees with terms of service less than 20 years at the time of retirement. The Company did not make contributions to Yakes Telkom for the years ended December 31, 2021 and 2022. As of December 31, 2021 and 2022, plan assets consist of:

	2021		2022
	Quoted in		Quoted in
	active market	Unquoted	active market	Unquoted
Cash and cash equivalents	527	—	1,085	—
Equity instruments*:
Financials	1,254	—	1,368	—
Consumer non-cyclicals	100	—	114	—
Basic material	256	—	264	—
Infrastructures	574	—	598	—
Energy	171	—	221	—
Technology	24	—	63	—
Industrials	274	—	185	—
Consumer cyclicals	483	—	457	—
Properties and real estate	93	—	95	—
Healthcare	232	—	233	—
Transportation and logistic	5	—	3	—
Equity-based mutual funds	569	—	1,035	—
Fixed income instruments:
Government obligations	—	—	82	—
Fixed income mutual funds	7,858	—	6,761	—
Unlisted shares:
Private placement	—	358	—	398
Total	12,420	358	12,564	398

*Since January 25, 2021, the Jakarta Stock Industrial Classification (JASICA) has been officially replaced by the IDX Industrial Classification (IDX - IC)

Yakes Telkom plan assets also include Series B shares issued by the Company with fair value totaling Rp229 billion and Rp228 billion, representing 1.79% and 1.76% of total plan assets as of December 31, 2021 and 2022, respectively. The expected return is determined based on market expectation for the returns over the entire life of the obligation by considering the portfolio mix of the plan assets. The actual return on plan assets was Rp329 billion and Rp839 billion for the years ended December 31, 2021 and 2022, respectively.

The actuarial valuation for post-employment health care benefit was performed based on the measurement date as of December 31, 2020 and 2021, with reports dated April 8, 2021 and March 24, 2022, respectively, by KKA Santhi Devi and Ardianto Handoyo and, an independent actuary in association with WTW, and as of December 31, 2022 with report dated March 8, 2023 by KKA I Gde Eka Sarmaja, FSAI and Partner.  The principal actuarial assumptions used by the independent actuary as of December 31, 2020, 2021 and 2022, are as follows:

	2020	2021	2022
Discount rate	6.75%	7.50%	7.25%
Health care costs trend rate assumed for next year	7.00%	7.00%	7.00%
Ultimate health care costs trend rate	7.00%	7.00%	7.00%
Year that the rate reaches the ultimate trend rate	2020	2021	2022
Indonesian mortality table	2019	2019	2019

c.   Other post-employment benefits cost

The Company provides other post-employment benefits in the form of cash paid to employees on their retirement or termination. These benefits consist of final housing allowance (Biaya Fasilitas Perumahan Terakhir or “BFPT”) and home passage leave (Biaya Perjalanan Pensiun dan Purnabhakti or “BPP") and death allowance (Meninggal Dunia or "MD" allowance) is given to employees who have passed away with an amount of 12 times from the last salary.

The actuarial valuation for other post-employment benefit was performed based on the measurement date as of December 31, 2020 and 2021, with reports dated April 8, 2021 and March 24, 2022, respectively, by KKA Santhi Devi and Ardianto Handoyo and, an independent actuary in association with WTW, and as of December 31, 2022 with report dated March 8, 2023 by KKA I Gde Eka Sarmaja, FSAI and Partner. The principal actuarial assumptions used by the independent actuary as of December 31, 2020, 2021 and 2022, are as follows:

	2020	2021	2022
Discount rate	5.00%	6.25%	6.75%
Indonesian mortality table	2019	2019	2019

d.   Long service employee benefit

The Company provides long service employee benefit to employee hired before July 1, 2002 and have a service period of more than 30 years and retired after September 19, 2019. Total obligation recognized as of December 31, 2021 and 2022 amounted to Rp4 billion and Rp1 billion, respectively. The related long service employee benefits cost charged to expense amounted to Rp3 billion and Rp1 billion for the years ended December 31, 2021 and 2022, respectively.

e.   Obligation under the Labor Law

Under Law No. 11 Year 2020, the Group is required to provide minimum pension benefits, if not covered yet by the sponsored pension plans, to its employees upon retirement. Total obligation recognized as of December 31, 2021 and 2022 amounted to Rp926 billion and Rp928 billion, respectively. The related pension employee benefits cost charged to expense amounted to Rp258 billion, Rp254 billion, and Rp78 billion for the years ended December 31, 2020, 2021 and 2022, respectively (Note 25). The actuarial (gain) losses recognized in OCI amounted to Rp(125) billion, Rp(42) billion and Rp13 billion for the years ended December 31, 2020, 2021 and 2022, respectively.

f.     Maturity Profile of Defined Benefit Obligation (“DBO”)

The timing of benefits payments and weighted average duration of DBO for 2021 and 2022 are as follow:

	Expected Benefits Payment
	The Company
	Funded				Post-employment	Other post-	Post-employment
	Defined pension	Additional pension			health care	employment	benefits
Time Period	benefit obligation	benefit obligation	Unfunded	Telkomsel	benefits	benefits	UUCK (Telkom)
2021
Within next 10 years	20,809	—	691	4,224	5,959	357	15
Within 10-20 years	23,096	—	92	10,849	6,697	121	14
Within 20-30 years	21,308	—	85	8,385	5,117	92	1
Within 30-40 years	16,537	—	17	901	2,025	5	—
Within 40-50 years	3,965	—	—	—	259	—	—
Within 50-60 years	2,803	—	—	—	1	—	—
Within 60-70 years	16	—	—	—	—	—	—
Within 70-80 years	—	—	—	—	—	—	—

Weighted average duration of DBO	10.50 years	10.50 years	5.75 years	10.30 years	14.13 years	4.88 years	7.41 years

2022
Within next 10 years	21,232	40	705	5,111	8,092	324	59
Within 10-20 years	16,485	31	229	11,178	12,746	123	414
Within 20-30 years	10,414	18	430	7,827	12,019	83	497
Within 30-40 years	4,209	6	96	473	5,491	6	80
Within 40-50 years	882	1	—	—	970	—	—
Within 50-60 years	77	—	—	—	59	—	—
Within 60-70 years	2	—	—	—	6	—	—
Within 70-80 years	—	—	—	—	1	—	—

Weighted average duration of DBO	8.48 years	8.48 years	5.52 years	9.45 years	12.40 years	4.62 years	11.69 years

g.    Sensitivity Analysis

As of December 31, 2021, and 2022, 1% change in discount rate and rate of compensation would have effect on DBO, as follow:

	Discount Rate		Rate of Compensation
	1% Increase	1% Decrease	1% Increase	1% Decrease

	Increase (decrease) in amounts		Increase (decrease) in amounts
Sensitivity
2021
Funded:
Defined pension benefit obligation	(2,040)	2,419	1,571	(1,439)
Unfunded	(27)	30	33	(30)
Telkomsel	(434)	465	455	(429)
Post-employment health care benefits	(1,605)	1,964	1,985	(1,686)
Other post-employment benefits	(13)	14	—	—
Post-employment benefits UUCK (Telkom)	(1)	1	6	(3)

2022
Funded:
Defined pension benefit obligation	(1,948)	2,291	268	255
Unfunded	(24)	27	29	(27)
Telkomsel	(430)	491	536	(477)
Post-employment health care benefits	(1,413)	1,703	1,629	1,380
Other post-employment benefits	(12)	13	—	—
Post-employment benefits UUCK (Telkom)	(8)	10	27	(24)

The sensitivity analysis has been determined based on a method that extrapolates the impact on DBO as a result of reasonable changes in key assumptions occurring at the end of the reporting period.

The sensitivity results above determine the individual impact on the Plan’s DBO at the end of the year. In reality, the Plan is subject to multiple external experience items which may move the DBO in similar or opposite directions, and the Plan’s sensitivity to such changes can vary over time.

There are no changes in the methods and assumptions used in preparing the sensitivity analysis from the previous period.